Stock-Based Compensation - Recognized Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,634	$ 2,054	$ 3,640	$ 4,066	$ 7,906	$ 5,222
Cost of goods sold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	99	137	236	266	396	406
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	353	457	815	958	1,824	860
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	170	258	324	525	966	472
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,012	$ 1,202	$ 2,265	$ 2,317	$ 4,720	$ 3,484